Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes payable to banks	$484	$93	$204
Notes payable to certain former shareholders of Siwei	152	—	—
Commercial paper	—	—	—
	636	93	204
Financial Products:
Notes payable to banks	418	527	479
Commercial paper	3,654	2,818	2,710
Demand notes	579	550	663
	4,651	3,895	3,852
Total short-term borrowings	$5,287	$3,988	$4,056

Weighted-average interest rates on short-term borrowings
The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2012	2011	2010
Notes payable to banks	5.8%	7.2%	4.1%
Commercial paper	0.6%	1.0%	1.5%
Demand notes	0.8%	0.9%	1.1%